Loan Servicing	12 Months Ended
Dec. 31, 2018
Loan Servicing [Abstract]
Loan Servicing

NOTE 7 – LOAN SERVICING

Mortgage loans serviced for others are not reported as assets.  The principal balances of these loans at year-end were as follows:

	December 31, 2018	December 31, 2017
Mortgage loans serviced for Freddie Mac	$2,999	$3,319

Custodial escrow balances maintained in connection with serviced loans were $70 and $74 at year-end 2018 and 2017, respectively.